Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net [Line Items]
Depreciation expense	$ 349,696	$ 353,298	$ 200,655